Real Estate Assets MF Properties (Details)	Dec. 31, 2015 USD ($) Unit	Dec. 31, 2014 USD ($) Unit
Property, Plant and Equipment [Line Items]
Land and Land Improvements	$ 17,887,505	$ 13,753,493
Buildings and improvements	139,153,699	110,706,173
Carrying Value	157,041,204	124,459,666
MF Property, Plant and Equipment	149,672,949	119,980,369
Accumulated Depreciation - MF Properties	(16,023,814)	(14,108,154)
Property, Plant and Equipment, Net	$ 133,649,135	$ 105,872,215
Arboretum [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	145	145
Land and Land Improvements	$ 1,755,147	$ 1,748,502
Buildings and improvements	19,317,284	19,216,623
Carrying Value	$ 21,072,431	$ 20,965,125
Eagle Village [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	511	511
Land and Land Improvements	$ 567,880	$ 567,880
Buildings and improvements	12,594,935	12,472,151
Carrying Value	$ 13,162,815	$ 13,040,031
Glynn Place [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit		128
Land and Land Improvements		$ 743,996
Buildings and improvements		4,995,658
Carrying Value		$ 5,739,654
Northern View (f/k/a Meadowview) [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	270	224
Land and Land Improvements	$ 688,539	$ 688,539
Buildings and improvements	8,062,973	5,479,342
Carrying Value	$ 8,751,512	$ 6,167,881
Residences at DeCordova [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	110	110
Land and Land Improvements	$ 1,137,832	$ 1,137,832
Buildings and improvements	8,065,977	8,007,390
Carrying Value	$ 9,203,809	$ 9,145,222
Residences at Weatherford [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	76	76
Land and Land Improvements	$ 1,942,229	$ 1,942,229
Buildings and improvements	5,738,697	5,724,456
Carrying Value	$ 7,680,926	$ 7,666,685
The Suites on Paseo [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	394
Land and Land Improvements	$ 3,162,463
Buildings and improvements	38,216,364
Carrying Value	$ 41,378,827
The 50/50 Student Housing--UNL [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	475	475
Buildings and improvements	$ 32,910,424	$ 32,820,776
Carrying Value	$ 32,910,424	$ 32,820,776
Maples on 97th [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit		258
Land and Land Improvements		$ 1,180,058
Buildings and improvements		7,822,681
Carrying Value		$ 9,002,739
Woodland Park [Member]
Property, Plant and Equipment [Line Items]
Number of Units | Unit	236	236
Land and Land Improvements	$ 1,265,160	$ 1,265,160
Buildings and improvements	14,247,045	14,167,096
Carrying Value	$ 15,512,205	$ 15,432,256